UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Platinum Management (NY) LLC
Address: 152 West 57th Street, 4th Floor
         New York, NY 10019

13F File Number: 028-12968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Oliver Jimenez
Title: Chief Compliance Officer
Phone: 212-582-2222

Signature,                                 Place,           and Date of Signing:

/s/ Oliver Jimenez                       New York, NY          August 13, 2010
-----------------------------------      ------------         -----------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  $64,149
                                         (thousands)

List of Other Included Managers:  NONE

                                    TITLE OF                   VALUE   SHARES/  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                      CLASS           CUSIP     (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ADEPT TECHNOLOGY INC                COM             006854202    162     32097             SOLE                  32097
ADTRAN INC COM                      COM             00738A106    518     19000             SOLE                  19000
AMDOCS LTD                          ORD             G02602103   1428     53200             SOLE                  53200
Amphenol Corp                       CL A            032095101   1493     38000             SOLE                  38000
APPLE INC                           COM             037833100   4397     17480             SOLE                  17480
ART TECHNOLOGY GROUP INC            COM             04289L107    740    216410             SOLE                 216410
BMC SOFTWARE INC                    COM             055921100   1053     30400             SOLE                  30400
CHINA CABLECOM HOLDINGS LTD         COM             G21176105     68    101866             SOLE                 101866
CITRIX SYSTEMS INC                  COM             177376100   1894     44840             SOLE                  44840
COMMSCOPE INC                       COM             203372107    599     25180             SOLE                  25180
COMPUWARE CORP                      COM             205638109    788     98800             SOLE                  98800
CORELOGIC INC                       COM             21871D103    604     34200             SOLE                  34200
IAC/INTERACTIVECORP                 COM             44919P508    309     14060             SOLE                  14060
INTL BUSINESS MACHINES CORP         COM             459200101    751      6080             SOLE                   6080
KEYNOTE SYSTEMS INC                 COM             493308100    847     93860             SOLE                  93860
KRISPY KREME DOUGHNUTS INC          COM             501014104     84     24900             SOLE                  24900
LIVE NATION INC                     COM             538034109    318     30400             SOLE                  30400
MDS INC                             COM             55269P302   2095    248520             SOLE                 248520
MICROSEMI CORP                      COM             595137100   1223     83600             SOLE                  83600
MOLEX INC                           COM             608554101   1390     76200             SOLE                  76200
MOTOROLA INC                        COM             620076109    496     76000             SOLE                  76000
NCR CORPORATION                     COM             62886E108   5987    494000             SOLE                 494000
NETEZZA CORPORATION CMN             COM             64111N101   1092     79800             SOLE                  79800
NICE SYSTEMS LTD                    SPONS ADR       653656108   2799    109820             SOLE                 109820
ORACLE CORP                         COM             68389X105   3588    167200             SOLE                 167200
PLANTRONICS INC                     COM             727493108    557     19480             SOLE                  19480
POLYCOM INC                         COM             73172K104   1472     49400             SOLE                  49400
RADWARE LTD                         ORD             M81873107    793     38760             SOLE                  38760
SPDR S & P 500 ETF                  UNIT            78462F103   2088     20233             SOLE                  20233
SYNIVERSE HOLDINGS INC              COM             87163F106   8472    414300             SOLE                 414300
VERISIGN INC                        COM             92343E102   1738     65460             SOLE                  65460
XEROX CORP                          COM             984121103  14086   1752000             SOLE                1752000
ZORAN CORP                          COM             98975F101    220     23100             SOLE                  23100